Trading assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Trading assets and liabilities
Schedule of trading assets and liabilities

	30 June	31 December
	2026	2025
Assets	£m	£m
Loans
Reverse repos	22,704	27,656
Cash Collateral given	6,048	5,701
Other loans	526	295
Total loans	29,278	33,652
Securities
Central and local government
- UK	2,508	2,120
- US	4,129	4,153
- Other	8,380	4,135
Financial institutions and Corporate	3,071	2,477
Total securities	18,088	12,885
Total	47,366	46,537

Liabilities
Deposits
Repos	27,626	28,578
Cash Collateral received	11,889	11,966
Other deposits	884	740
Total deposits	40,399	41,284
Debt securities in issue	215	234
Short positions
Central and local government
- UK	2,411	1,504
- US	2,100	1,161
- Other	4,954	4,137
Financial institutions and Corporate	558	702
Total short positions	10,023	7,504
Total	50,637	49,022